21. Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Provision For Contingencies Tables
Provision for contingencies
	PIS/COFINS	Taxes and other	Social security and labor	Civil	Regulatory	Total
Balance at December 31, 2015	103	414	597	248	34	1,396
Additions	91	325	680	291	35	1,422
Payments	-	(29)	(251)	(125)	(10)	(415)
Reversals	(4)	(19)	(153)	(140)	(26)	(342)
Monetary adjustment	14	38	79	38	6	175
Exchange rate changes	-	(2)	(2)	(8)	-	(12)
Liabilities related to assets available to sell and discontinued operations (see Note 32)	(56)	(141)	(648)	(195)	(7)	(1,047)
Balance at December 31, 2016	148	586	302	109	32	1,177
Additions	162	125	856	241	44	1,428
Payments	-	(37)	(301)	(94)	(15)	(447)
Reversals	(114)	(102)	(328)	(178)	(31)	(753)
Transfer to instalments taxes	(42)	(89)	-	-	-	(131)
Monetary adjustment	(26)	38	116	34	5	167
Liabilities related to assets available to sell and discontinued operations (see Note 32)	(54)	42	(314)	(7)	(1)	(334)
Balance at December 31, 2017	74	563	331	105	34	1,107

Judicial deposits
	2017	2016
Tax	204	181
Labor	474	414
Civil and other	42	26
Regulatory	42	40
Total	762	661

Guarantees
Lawsuits	Property and equipment		Letter of guarantee		Total
	2017	2016	2017	2016	2017	2016

Tax	858	851	7,324	6,867	8,182	7,718
Labor	3	3	91	26	94	29
Civil and other	-	-	125	53	125	53
Regulatory	6	9	154	111	160	120
Total	867	863	7,694	7,057	8,561	7,920